UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

112 Erie Boulevard

 Schenectady,  NY 12305

(Address of principal executive offices)

(Zip code)

David Jones and Assoc., P.C.

395 Sawdust Road, #2148
The Woodlands, TX 77380

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: August 31,2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Electric City Value Fund

Electric City Dividend Growth Fund

ANNUAL REPORT

August 31, 2003

TABLE OF CONTENTS

Letter to Shareholders - Electric City Value Fund

1

Performance Illustration – Electric City Value Fund

4

Performance Illustration – Electric City Dividend Growth Fund

5

Schedule of Investments - Electric City Value Fund

6

Schedule of Investments - Electric City Dividend Growth Fund

9

Statement of Assets and Liabilities

11

Statement of Operations

12

Statement of Changes in Net Assets - Electric City Value Fund

13

Statement of Changes in Net Assets - Electric City Dividend Growth Fund

14

Financial Highlights - Electric City Value Fund

15

Financial Highlights - Electric City Dividend Growth Fund

16

Notes to Financial Statements

17

Independent Auditors' Report

21

Directors and Officers

22

ELECTRIC CITY FUNDS

To Our Shareholders:

My role, in addition to providing prudent investment management to our shareholders, is to inform and educate our shareholders not only about how the Fund’s are managed, but also issues of concern to investors.

The first issue that I am going to discuss has frustrated me for a long time. The misclassification, and the resulting flawed analysis and rating of many mutual funds, has been overlooked by investors, advisors, and the financial press for many years.

The mutual fund management industry is to a large extent focused on asset gathering and marketing; although one would hope the industry is primarily focused on achieving respectable returns in accordance with fund objectives on behalf of shareholders. One of the tools used in the asset gathering and marketing functions is the use of data, opinions, and materials produced by third parties, such as Morningstar, Lipper and other mutual fund data and rating services. Shouldn’t we be able to expect that this data, and the resulting ratings, are as fairly and accurately presented as possible?

Individual investors, advisors and brokers, and the financial media also rely to a large degree on the services offered by these third parties. All of these constituencies and the mutual fund industry, to some extent, misuse the information provided by these third parties. Of greater concern is that the unwillingness or lengthy delay by third party providers to correct the flaws in data presentation and ranking methodology unfairly perpetuates the resulting mischaracterizations of funds and misuse of the resulting data.

One of the elements in my research process is benchmarking the company or fund being researched against other similar entities available for investment. Fortunately, a diligent, well informed advisor or individual investor with access to and understanding of the limitations or flaws in each of the data providers and ratings services can overcome the shortcomings and still make proper investment decisions. Unfortunately, many users of this data, including many so called professional advisors, don’t understand the limitations and flaws.

Morningstar, probably the best known provider of mutual fund data by individual investors, describes their “style box” as “a nine-square grid that provides a graphical representation of the investment style of stocks and funds”. Since the long needed, yet still incomplete, improvements made by Morningstar in the summer of 2002, mutual funds are finally compared against others in their category, rather than the prior method of lumping funds in broad asset classes, in assigning a “star rating”. For stock funds, it classifies securities according to market capitalization (small, mid and large cap) and growth and value factors.

Currently, the Value Fund’s Morningstar category for rating purposes is “Small-Cap Value” and our style, based on the current portfolio utilized by them, is “Mid-Cap Value”. Both labels, for reasons I will explain, are at best misleading, and in my opinion are outright false.

Lipper, a respected mutual fund data and analysis provider, is known for the well-worn phrase in the industry, “according to Lipper”. In addition to the small, mid and large market capitalization categories, Lipper also recognizes the more flexible investment policies of funds that can invest across the spectrum of market caps. Lipper defines Multi-Cap as, “funds that, by portfolio practice, invest in a variety of market capitalization ranges without

1

ELECTRIC CITY FUNDS

concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.” Therefore, the Electric City Value Fund is properly categorized by Lipper as Multi-Cap.

In my opinion, the methodology applied by Morningstar to rate the Electric City Value Fund, and other funds that manage portfolios diversified broadly by market capitalization, is flawed and renders any rating of those funds virtually useless. Investors that are seeking a primarily mid-cap fund would probably be disappointed if, after they invested in the Value Fund, they found out that only 11% (rounded) of the fund is “Medium Cap” according to Morningstar data as of September 30, 2003!

This is not a one month fluke as a result of recent changes to the Value Fund portfolio. According to Lipper, as of August 31, 2003, the Value Fund’s three year weighted average allocation to “Mid-cap” is just 10% (rounded). While the methodologies utilized by the two entities to define medium or mid-cap are somewhat different, there is substantial enough overlap in their current capitalization ranges for their respective mid sized capitalization categories to validate this concern.

Other reasons why this is unfortunate is that many investors prefer funds that have a broad market cap mandate or would like to find a fund that provides exposure to all market cap categories without the complexity of owning numerous funds. Warren Buffet, CEO and Chairman of Value Fund holding Berkshire Hathaway, is one of the most successful and well known investors in history. When acquiring private or public companies, he is a “multi-cap” manager, focused on buying well managed businesses at cheap prices, with little emphasis on where the company would place him in the “style box”.

To sum up, detailed analysis of fund management and its portfolio management philosophy and style is essential in the fund research process and making sure you don’t get an apple when you wanted an orange. In performing that analysis, one must be aware of the various methodologies, potential flaws in those methods, and use multiple sources of information.

More detailed information on the current methodologies can be found at:

http://www.lipperweb.com/usa/research/fundclasssource.pdf

and

http://news.morningstar.com/doc/article/0,1,77455,00.html

Another matter of concern to me, and I would assume to individual investors, is that after many decades of the mutual fund industry having been relatively untainted by scandal, there have recently been some disturbing allegations regarding the conduct of certain mutual funds organizations. Now, after a difficult period of corporate misdeeds being displayed for all to see, even the normally reputable mutual fund industry has earned some justly deserved attention and criticism for its behavior.

At this early stage in the investigations, I can only hope that the improper fund timing and illegal after hours trading related issues are not widespread and that the punishment by regulators and in the court of public opinion is placed on the individuals and entities responsible, not the entire industry. Further, I hope that the inevitable regulatory changes will enable future problems to be identified at an early stage, without imposing unnecessary and costly burdens, which ultimately are paid by fund shareholders.

Over the past few decades, we have become a nation of investors and shareholders. That is a wonderful and healthy environment for investors and our economy, and the mutual fund industry can and should be proud of its important role in that achievement. The mutual fund industry, its participants and regulators must continually re-examine how business is conducted, not just for the shareholders that the industry is supposed to represent, but to insure that America continues to be the vibrant and ethical core of the global economy and capital markets.

Electric City Value Fund

On August 31, 2003 the Electric City Value Fund (“ECVFX”, “Electric City”, or the “Fund”) had 39 holdings in the

2

ELECTRIC CITY FUNDS

Fund, in addition to cash and equivalents, 4 covered call options written and the audited net asset value was $12.08 per share. This compares with an audited net asset value of $11.09 on August 31, 2002. The fiscal year total return was 8.93%.

A complete list of the fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the fund’s December 30, 1999 inception, through August 31, 2003, the fund appreciated by 15.64% versus losses of -31.39% for the Standard & Poor’s 500 Index and -23.09% for the Russell 3000® Index.

The Fund continues to find existing holdings and potential candidates for investment, although in my opinion the valuations are now more fully recognized for the domestic equities as a group as compared to the depressed valuations earlier in fiscal year 2003. We continue to be focused on total return, and all other elements being equal, prefer companies that have a sustainable dividend policy. I continue to believe that a market cap flexible, valuation based style of management will serve long term investors well and will minimize the chance for substantial reductions in principal that have plagued other less rational styles of portfolio management in recent years.

Electric City Dividend Growth Fund

On August 31, 2003 the Electric City Dividend Growth Fund (“ECDGX”, “Electric City”, or the “Fund”) had 25 holdings in the Fund, in addition to cash and equivalents, and the audited net asset value was $9.78 per share. This compares with an audited net asset value, adjusted for a subsequent distribution of $0.059 per share, of $9.051 on August 31, 2002. The fiscal year total return was 8.00%.

A complete list of the Fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the Fund’s January 4, 2002 inception, through August 31, 2003, the Fund depreciated by -6.24% versus losses of -14.03% for the Standard & Poor’s 500 Index and -5.88% for the Russell 3000® Index.

The Fund, and therefore its shareholders, will benefit in the future from the reduction in tax rates passed earlier this year for eligible payment of corporate dividends. This has the immediate effect of increasing after-tax rates of return for shareholders. Further, over the long term, this improvement in tax policy should result in more rational and effective corporate allocation of shareholder capital, and the resulting widespread beneficial effects of that efficient flow of capital.

The number of companies implementing and increasing dividends is reaching high levels not seen in many years. While share prices of companies that pay dividends have lagged companies that do not pay dividends so far this calendar year, I strongly believe the long term economic implications are very attractive to investors in dividend paying, total return oriented companies and their shareholders.

Thank you!

Please don’t hesitate to call us if you have any questions about your account or want to discuss the fund. Shareholder Services can be reached by calling 800-453-6556. I can be reached at 518-370-0289.

As always, thanks you for your trust and confidence. We hope that in the years to come we will be able to repay you by achieving our objective of building shareholder wealth.

James W. Denney

President and Portfolio Manager

Electric City Funds

3

ELECTRIC CITY VALUE FUND

Performance Illustration

Performance Illustrations

Comparison of change in value of a $10,000 investment in

Electric City Value Fund

and Standard & Poor’s 500 Index and Russell 3000 Index

	Total Return One Year	Total Return Since Inception	Average Annual Return Since Inception	Value of a $10,000 Investment
Electric City Value Fund	3.99%	15.64%	4.04%	$11,564
S&P 500	10.04%	-31.39%	-9.76%	$6,861
Russell 3000	19.71%	-23.09%	-6.91%	$7,691

$14,000
$12,000
$10,000
$9,525
$8,000
$6,000
$4,000
$2,000
$0
Dec-99
Aug-00
Aug-01
Aug-02
Aug-03
$11,564
$7,691
$6,861
Electric City Value Fund
S&P 500 Index
Russell 3000

*Period beginning December 30, 1999 (Electric City Value Fund’s commencement of operations)

Unlike our fund, the Standard & Poor’s 500 and Russell 3000® indices do not reflect fees and expenses and are unmanaged indicators of financial performance and, as such, they are not sold as investments. Past performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost.

4

ELECTRIC CITY DIVIDEND GROWTH FUND

Performance Illustration

Performance Illustrations

Comparison of change in value of a $10,000 investment in

Electric City Dividend Growth Fund

and Standard & Poor’s 500 Index and Russell 3000 Index

	Total Return One Year	Total Return Since Inception	Average Annual Return Since Inception	Value of a $10,000 Investment
Electric City Dividend Growth Fund	3.17%	-6.24%	-3.82%	$9,376
S&P 500	10.04%	-14.03%	-8.73%	$8,597
Russell 3000	19.71%	-5.88%	-3.06%	$9,412

$14,000
$12,000
$10,000
$9,525
$8,000
$6,000
$4,000
$2,000
$0
Jan-02
Aug-02
Aug-03
$9,412
$9,376
$8,597
Electric City Dividend Growth Fund
S&P 500 Index
Russell 3000

*Period beginning January 4, 2002 (Electric City Dividend Growth Fund’s commencement of operations)

Unlike our fund, the Standard & Poor’s 500 and Russell 3000® indices do not reflect fees and expenses and are unmanaged indicators of financial performance and, as such, they are not sold as investments. Past performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost.

5

Electric City Value Fund

				Schedule of Investments
				August 31, 2003
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Advertising
1,800	Valassis Communications, Inc.		$ 52,884	2.65%

Apparel / Accessories
2,400	Liz Claiborne, Inc.		82,728	4.15%

Audio & Video Equipment
8,600	Rockford Corporation *		55,814	2.80%

Broadcasting & Cable TV
35,000	Sirius Satellite Radio *		58,100	2.91%

Business Services
14,000	Edgar Online, Inc. *		21,280	1.07%

Communications Services
1,200	SBC Communications		26,988
500	Verizon Communications		17,660
			44,648	2.24%

Computer Services
800	Checkfree Corp. *		18,368
7,000	OneSource Information Services, Inc. *		55,860
			74,228	3.72%

Conglomerates
2,300	General Electric Co.		68,011
800	Honeywell Int'l, Inc. (a)		23,192
3,500	Tyco International, Inc. (a)		72,030
			163,233	8.19%

Crops
17,900	Landec Corporation *		69,094	3.47%

Electric Utilities
2,000	National Grid Transco PLC		61,700	3.09%

Fish / Livestock
3,000	Tejon Ranch Corp.*		95,400	4.78%

Hotels/Motels
11,400	Arlington Hospitality, Inc. *		38,988	1.96%

Insurance
205	Medco Health Solutions *		5,473	0.27%

Investment Services
700	Value Line, Inc.		33,824	1.70%

Major Drugs
2,000	Bristol-Myers Squibb Co.		50,740
2,500	Schering-Plough Corp.		37,975
			88,715	4.45%

Money Center Banks
1,500	Citigroup, Inc.		$ 65,025	3.26%

Oil & Gas Integrated
1,200	Exxon Mobil Corp. (a)		45,240	2.27%

Personal and Household Products
14,200	Decorator Industries, Inc.		80,230	4.02%

Personal Services
3,200	Steiner Leisure Ltd *		56,032	2.81%

Pharmaceuticals
1,700	Merck & Co. Inc.		85,544	4.29%

Property and Casualty Insurance
900	Allstate Corp.		32,175
30	Berkshire Hathaway, Inc. Class B *		75,900
			108,075	5.42%

Recreational Services
2,000	Disney (Walt) Co.		41,000
1,000	Royal Caribbean Cruises, Ltd. (a)		31,150
			72,150	3.62%

Regional Banks
2,000	Banknorth Group, Inc.		56,200
500	Community Bank System, Inc.		21,900
			78,100	3.92%

Restaurants
1,500	McDonald's Corp.		33,630	1.69%

Retail (Specialty)
1,000	BJ's Wholesale Club, Inc. *		21,840
2,500	Home Depot, Inc.		80,400
1,800	Toys R Us, Inc.*		24,516
			126,756	6.36%

Savings & Loans / Savings Banks
1,800	Washington Mutual, Inc.		70,164	3.52%

Software & Programming
80,000	IFS International Holdings, Inc.*		80
1,500	Microsoft Corp.		39,780
			39,860	2.00%

Water Transportation
1,800	Alexander & Baldwin, Inc.		52,326	2.62%

Total for Common Stock (Cost $1,697,435)			1,859,241	93.25%

CASH AND EQUIVALENTS
144,540	First American U.S.Treasury Money Market Fund .28% (Cost $144,540)	(b)	144,540	7.25%

	Total Investments (Cost $1,841,975)		2,003,781	100.50%

	Liabilities in Excess of Other Assets		(9,881)	(0.50)%

	Net Assets		$ 1,993,900	100.00%

CALL/PUT OPTIONS WRITTEN
			Shares Subject
Common Stocks/Expiration Date/Exercise Price			to Call/Put	Fair Value

Exxon Mobil/Calls/October 2003/$37.50			1,200	$ 1,080
Honeywell, Inc./Calls/September 2003/$27.50			800	1,400
Royal Caribbean/Calls/September 2003/$22.50			1,000	8,800
Tyco International, Inc./Calls/October 2003/$20.00			1,700	2,380
Total (Premiums Received $3,229)(Note 8)				$ 13,660

* Non-income producing security
(a) Portion of securities is pledged as collateral for call options written
(b) Variable rate security: the coupon rate shown represents the yield at August 31, 2003

The accompanying notes are an integral part of the financial statements.

8

Electric City Dividend Growth Fund

			Schedule of Investments
			August 31, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Auto & Truck Parts
500	Genuine Parts Co.	$ 16,010	2.50%

Capital Goods
700	Gorman-Rupp Corp.	17,045	2.66%

Communications Services
700	SBC Communications, Inc.	15,743
300	Verizon Communications	10,596
		26,339	4.12%
Footware
1,100	Wolverine World Wide	22,110	3.45%

Insurance Accidental & Health
36	Medco Health Solutions, Inc. *	961
800	UnumProvident Corp.	11,280
		12,241	1.91%

Investment Services
700	Raymond James Financial, Inc.	25,039
600	T. Rowe Price Group, Inc.	25,548
		50,587	7.91%
Major Drugs
700	Bristol-Meyers Squibb Co.	17,759
700	Schering-Plough, Corp.	10,633
		28,392	4.44%

Miscellaneous Fabricated Products
800	Barnes Group, Inc.	20,200	3.16%

Natural Gas Utilities
600	Piedmont Natural Gas	23,220	3.63%

Oil & Gas Operations
275	Exxon Mobil Corporation	10,368	1.62%

Pharmaceuticals
300	Merck & Co. Inc.	15,096	2.36%

Property and Casualty Insurance
500	Allstate Corp.	17,875	2.79%

Recreational Services
600	Carnival Corp., Cl. A	$ 20,754	3.24%

Regional Banks
800	Banknorth Group, Inc.	22,480
600	Community Bank System, Inc.	26,280
700	KeyCorp	19,061
		67,821	10.60%

Retail (Specialty)
600	Home Depot, Inc.	19,296
700	Limited Brands, Inc.	11,872
		31,168	4.87%

Savings & Loans / Savings Banks
420	Charter One Financial, Inc.	13,020
500	Washington Mutual, Inc.	19,490
		32,510	5.08%

Software & Programming
800	Microsoft Corp.	21,216	3.32%

Total for Common Stock (Cost $433,409)		432,952	67.66%

CASH AND EQUIVALENTS
207,088	First American U.S. Treasury Money Market Fund .28% (Cost $207,088) (a)	207,088	32.36%

	Total Investments (Cost $640,497)	640,040	100.02%

	Liabilities in Excess of Other Assets	(109)	(0.02)%

	Net Assets	$ 639,931	100.00%

* Non-income producing security
(a) Variable rate security: the coupon rate shown represents the yield at August 31, 2003

The accompanying notes are an integral part of the financial statements.

10

Electric City Funds

Statement of Assets and Liabilities		Dividend
August 31, 2003	Value Fund	Growth Fund

Assets
Investment Securities at Market Value	$ 2,003,781	$640,040
(Identified Cost $1,841,975; $640,497)
Cash	5,785	150
Receivables:
Dividends and Interest	1,237	788
Total Assets	2,010,803	640,978
Liabilities
Administrative Fees	1,247	403
Investment Advisory Fees	1,580	510
Distribution Fees	416	134
Covered Call/Put Options Written (premiums received $3,229)	13,660	0
Total Liabilities	16,903	1,047
Net Assets	$ 1,993,900	$639,931
Net Assets Consist of:
Capital Paid In	$ 1,887,537	$637,069
Accumulated Undistributed Net Investment Income (Loss)	(109)	3,581
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(44,903)	(262)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	151,375	(457)
Net Assets, for 165,038 and 65,431 Shares Outstanding	$ 1,993,900	$639,931

Net Asset Value Per Share ($1,993,900/165,038 shares;
$639,931/65,431 shares, respectively)	$ 12.08	$ 9.78

Offering Price Per Share ($12.08/.9525; $9.78/.9525, respectively)	$ 12.68	$ 10.27

The accompanying notes are an integral part of the financial statements.

11

Electric City Funds

Statement of Operations
For the year ending August 31, 2003		Dividend
	Value Fund	Growth Fund
Investment Income:
Dividends	$ 25,623	$ 10,987
Interest	431	185
Total Investment Income	26,054	11,172
Expenses: (Note 2)
Management Fees	16,690	3,890
Administrative Fees	12,891	3,005
Distribution Fees	2,967	696
Total Expenses	32,548	7,591

Net Investment Income (Loss)	(6,494)	3,581

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	7,707	(262)
Realized Gain (Loss) on Options Transactions	15,257	0
Unrealized Appreciation (Depreciation) on Investments	143,360	28,702
Net Realized and Unrealized Gain (Loss) on Investments and Options	166,324	28,440

Net Increase (Decrease) in Net Assets from Operations	$ 159,830	$ 32,021

The accompanying notes are an integral part of the financial statements.

12

Electric City Value Fund

Statement of Changes in Net Assets
	9/1/2002	9/1/2001
	to	to
	8/31/2003	8/31/2002
From Operations:
Net Investment Income (Loss)	$ (6,494)	$ (7,784)
Net Realized Gain (Loss) on Investments	7,707	(64,772)
Net Realized Gain (Loss) on Option Transactions	15,257	14,783
Net Unrealized Appreciation (Depreciation)	143,360	(197,728)
Increase (Decrease) in Net Assets from Operations	159,830	(255,501)
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	110,396	367,331
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(109,487)	(198,045)
Net Increase from Shareholder Activity	909	169,286

Net Increase (Decrease) in Net Assets	160,739	(86,215)

Net Assets at Beginning of Period	1,833,161	1,919,376

Net Assets at End of Period	$ 1,993,900	$ 1,833,161

Share Transactions:
Issued	10,023	30,145
Reinvested	0	0
Redeemed	(10,340)	(15,962)
Net increase (decrease) in shares	(317)	14,183
Shares outstanding beginning of period	165,355	151,172
Shares outstanding end of period	165,038	165,355

The accompanying notes are an integral part of the financial statements.

13

Electric City Dividend Growth Fund

Statement of Changes in Net Assets
	9/1/2002	1/4/2002*
	to	to
	8/31/2003	8/31/2002
From Operations:
Net Investment Income	$ 3,581	$ 1,279
Net Realized Gain (Loss) on Investments	(262)	0
Net Unrealized Appreciation (Depreciation)	28,702	(29,159)
Increase (Decrease) in Net Assets from Operations	32,021	(27,880)
From Distributions to Shareholders:
Net Investment Income	(2,608)	0
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(2,608)	0
From Capital Share Transactions:
Proceeds From Sale of Shares	257,730	418,068
Shares Issued on Reinvestment of Dividends	2,608	0
Cost of Shares Redeemed	(40,008)	0
Net Increase from Shareholder Activity	220,330	418,068

Net Increase in Net Assets	249,743	390,188

Net Assets at Beginning of Period	390,188	0
Net Assets at End of Period (including accumulated undistributed net
investment income of $3,581 and $1,280, respectively)	$ 639,931	$ 390,188

Share Transactions:
Issued	26,579	42,817
Reinvested	292	0
Redeemed	(4,257)	0
Net increase (decrease) in shares	22,614	42,817
Shares outstanding beginning of period	42,817	0
Shares outstanding end of period	65,431	42,817

* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

14

Electric City Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	9/1/2002	9/1/2001	9/1/2000	12/30/99*
	to	to	to	to
	8/31/2003	8/31/2002	8/31/2001	8/31/2000
Net Asset Value -
Beginning of Period	$11.09	$12.70	$11.91	$10.00
Net Investment Income (Loss)	(0.04)	(0.05)	0.01	0.07
Net Gains or Losses on Securities
(realized and unrealized)	1.03	(1.56)	0.83	1.84
Total from Investment Operations	0.99	(1.61)	0.84	1.91
Distributions
(from net investment income)	0.00	0.00	(0.04)	0.00
(from capital gains)	0.00	0.00	(0.01)	0.00
Total from Distributions	0.00	0.00	(0.05)	0.00
Net Asset Value -
End of Period	$12.08	$11.09	$12.70	$11.91

Total Return (a)	8.93%	-12.68%	7.18%	19.10%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,994	1,833	1,919	1,032

Ratio of Expenses to Average Net Assets	1.85%	1.65%	1.65%	1.65%	(b)
Ratio of Net Income to Average Net Assets	-0.37%	-0.41%	0.06%	1.02%	(b)
Portfolio Turnover Rate	59.45%	50.34%	69.81%	64.07%	(b)

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.  Total returns for periods less than one year are not annualized.

(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

15

Electric City Dividend Growth Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	9/1/2002	1/4/2002*
	to	to
	8/31/2003	8/31/2002
Net Asset Value -
Beginning of Period	$ 9.11	$ 10.00
Net Investment Income	0.08	0.04
Net Gains or Losses on Securities
(realized and unrealized)	0.65	(0.93)
Total from Investment Operations	0.73	(0.89)
Distributions
(from net investment income)	(0.06)	0.00
(from capital gains)	0.00	0.00
Total from Distributions	(0.06)	0.00
Net Asset Value -
End of Period	$ 9.78	$ 9.11

Total Return (a)	8.00%	(8.90)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	640	390

Ratio of Expenses to Average Net Assets	1.85%	1.65%	(b)
Ratio of Net Income to Average Net Assets	0.87%	0.88%	(b)
Portfolio Turnover Rate	4.67%	0.00%	(b)

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.  Total returns for periods less than one year are not annualized.

(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

16

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2003

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is a diversified, open-end management investment company. The Company was organized in Maryland as a Corporation and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there are two series authorized by the Company, the Electric City Value Fund (the “Value Fund”) and the Electric City Dividend Growth Fund (the “Dividend Growth Fund”).

The Value Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

The Dividend Growth Fund commenced investment operations on January 4, 2002.  The Fund’s primary investment objective is to build shareholder wealth by investing in the securities of companies that are, or have the potential to, pay increasing dividends over time.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Funds intend to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

17

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS - CONTINUED

AUGUST 31, 2003

NET ASSET VALUE PER SHARE:

The net asset value per share of each fund is calculated each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  A sales charge of up to 4.75% may apply when purchasing shares.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OPTION WRITING:

When either of the Funds write an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

Each Fund has entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  Each Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.95% of the average daily net assets of the Funds for investment advisory services and a fee equal to an annual rate of 0.75% of the average daily net assets of the Funds for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

As a result of the above calculation, for the year ended August 31, 2003, the Adviser earned management fees totaling $16,690 and administrative fees totaling $12,891 for services provided to the Electric City Value Fund. As of August 31, 2003, the Fund owed $2,827 to Mohawk Asset Management, Inc. For the year ended August 31, 2003, the Adviser earned management fees totaling $3,890 and administrative fees totaling $3,005 for services provided to the Electric City Dividend Growth Fund. As of August 31, 2003, the Fund owed $913 to Mohawk Asset Management, Inc.

4.)  DISTRIBUTION PLANS

As noted on the Funds’ Prospectus, each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  The Fund’s plan provides that the Fund pay a servicing or Rule 12b-1 fee of .25% of the average net assets to the adviser for performing certain servicing functions for Funds’ shareholders and to cover fees paid to broker-dealers for sales and promotional services.

18

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS - CONTINUED

AUGUST 31, 2003

The Electric City Value Fund incurred distribution fees totaling $2,967 for the year ended August 31, 2003.  As of August 31, 2003, the Fund owed $416 to Mohawk Asset Management, Inc.  The Electric City Dividend Growth Fund incurred distribution fees totaling $696 for the year ended August 31, 2003.  As of August 31, 2003, the Fund owed $134 to Mohawk Asset Management, Inc.

5.)

RELATED PARTY TRANSACTIONS

Control persons of Mohawk Asset Management, Inc. also serve as directors of the Funds.  These individuals receive benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2003, National Investors Services Corp. held for the benefit of others, in aggregate, approximately 79% and 96% of the Value Fund and the Dividend Growth Fund, respectively.

6.)

CAPITAL STOCK AND DISTRIBUTION

At August 31, 2003, the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Funds. Paid in capital at August 31, 2003 was $1,887,537 and $637,069 for the Value Fund and the Dividend Growth Fund, respectively.

7.)

INVESTMENTS

Value Fund:     For the year ended August 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,004,850 and $1,123,156, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For federal income tax purposes, the cost of investments owned at August 31, 2003 was $1,839,023. The difference between book cost and tax cost consists of wash sales in the amount of $277. As of August 31, 2003, the gross unrealized appreciation for all securities totaled $320,567 and the gross unrealized depreciation for all securities totaled $169,469 for a net unrealized appreciation of $151,098.

Dividend Growth Fund: For the year ended August 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $48,909 and $17,505, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For federal income tax purposes, the cost of investments owned at August 31, 2003 was $640,759. The difference between book cost and tax cost consists of post-October loss deferrals in the amount of $262.  As of August 31, 2003, the gross unrealized appreciation for all securities totaled $34,308 and the gross unrealized depreciation for all securities totaled $35,027 for a net unrealized depreciation of $719.

8.) OPTIONS WRITTEN

As of August 31, 2003, Value Fund portfolio securities valued at $134,568 were held in escrow by the custodian as cover for options written by the Fund.

19

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS - CONTINUED

AUGUST 31, 2003

Transactions in options written during the year ended August 31, 2003.

	Number Of Contracts	Premiums Received
Options outstanding at August 31, 2002	40	$5,986
Options written	186	18,326
Options terminated in closing
purchase transactions	(45)	(6,401)
Options expired	(129)	(13,521)
Options exercised	(5)	(1,161)
Options outstanding at
August 31, 2003	47	$3,229

For the year ended August 31, 2003 there were no options written by the Dividend Growth Fund.

9.) LOSS CARRYFOWARDS

At August 31, 2003, the Value Fund had available for federal tax purposes an unused capital loss carryover of $36,873, all of which expires in 2010.  Capital loss carryovers are available to offset subsequent years realized capital gains.  To the extent that these carryovers are used to offset future capital gains, it is probable that the amount offset will not be distributed to the shareholders.

10.) DISTRIBUTION TO SHAREHOLDERS

Value Fund: There were no distributions during the fiscal year ended August 31, 2003.

The tax character of distributions paid during fiscal years 2002 and 2003 was as follows.

Dividend Growth Fund:

Distributions paid from:	2003	2002
Undistributed Ordinary Income:	$ 2,608	$ 0
Undistributed Long-Term Capital Gain	0	0
Unrealized Appreciation (Depreciation)	0	0
	$ 2,608	$ 0

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

	Value Fund	Dividend Growth Fund
Undistributed Ordinary Income (Accumulated Loss)	$ (109)	$ 3,581
Undistributed Long-Term Capital Gain	(44,626)	0
Unrealized Appreciation/(Depreciation)	151,098	(719)
	$ 106,363	$ 2,862

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primary to the tax deferral of losses on wash sales and post-October losses.

20

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Directors

Electric City Funds

We have audited the accompanying statements of assets and liabilities of the Electric City Funds (comprised of the Electric City Value Fund and the Electric City Dividend Growth Fund), including the schedules of portfolio investments as of August 31, 2003, and the related statements of operations for the periods indicated, the statements of changes in net assets for the periods indicated and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Electric City Funds as of August 31, 2003, the results of their operations for the periods indicated, the changes in their net assets for the periods indicated and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States.

/s/McCurdy & Associates CPA's, Inc.

Westlake, Ohio  44145

September 4, 2003

21

ELECTRIC CITY FUNDS

Directors and Officers

The business and affairs of the Funds are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors and officers of the Funds are set forth below. The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling toll free 1-800-453-6556.

Name,Address,Age[1]	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Disinterested Directors:
Joseph D. Condon Age: 57	Director	Since 1999	Principal, Radio Albany, Inc., since 2000; Public Affairs Director, Albany Broadcasting, since 1969.	2	None
Kimberleigh Elwell[3] Age: 36	Director	Since 2000	Vice President, Manufacturers and Traders Trust Co., since 1999; Commercial Loan Officer, Albank FSB, 1989-1999.	2	None
Albert P. Jurczynski Age: 47	Director	Since 1999	Mayor, City of Schenectady, NY, since 1996.	2	None
Interested Directors[4]
James W. Denney Age: 38	President, Director	Since 1999	Principal, Mohawk Asset Management, since 1994	2	None
Bill R. Werner Age: 40	Secretary, Director	Since 1999	Partner, Dillinger Stairbuilding Company, since 1985; Vice President and Secretary, Mohawk Asset Management, since 1999.	2	None

1. Each director may be contacted by writing to the director, c/o Electric City Funds, 112 Erie Boulevard, Schenectady, NY 12305.

2. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,"public companies") or other investment companies registered under the 1940 Act.

3. Ms. Elwell resigned from the Board of Directors on September 18, 2003.

4. Mr. Denney and Mr. Werner are each officers of Mohawk Asset Management, Inc. Each of these persons are considered to be an “interested person” of the Fund and “Interested Person” within the meaning of the Investment Company Act of 1940.

22

112 Erie Boulevard

Schenectady, New York 12305

Phone (518) 370-0289

Toll Free (800) 453-6556

www.electriccityfunds.com

This report is provided for the general information of the shareholders of the Electric City Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The Company has adopted a written code of ethics, sections of which apply to the Company’s President, Treasurer, and officers performing similar functions.  The provisions of these sections are reasonably designed to promote:

1.

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.

Full, fair, accurate, timely and understandable disclosure in reports and documents that the Company files with, or submits to, the Securities and Exchange Commission (the “SEC”) and in other public communications made by the Company;

3.

Compliance with applicable governmental laws, rules and regulations;

4.

The prompt reporting of violations of the code to an appropriate person or person identified in the code; and

5.

Accountability for adherence to the code.

The Company will provide a copy of its most recent code of ethics, upon request, to any person.  You may request a copy of the code by writing to the Company at Electric City Funds, Inc., c/o Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, OH  44141, or by calling the Company, toll free, at 1-800-453-6556.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, the members of which at August 31, 2003 were Mr. Joseph D. Condon, Honorable Albert P. Jurczynski and Ms. Kimberleigh Elwell  (Ms. Elwell resigned from the Board of Directors and the audit committee on September 18, 2003).  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit and committee are reported to the full Board.

The audit committee does not currently have a member that qualifies as a “financial expert”, as that term is defined under current SEC regulations.  Ms. Kimberleigh Elwell, who resigned from the Board and audit committee on September 18, 2003, would have qualified as a “financial expert” under current SEC regulations.  The Board is currently seeking a replacement for Ms. Elwell of sufficient qualifications to qualify as a “financial expert”.  However, should the Board be unable to find such a replacement, the straightforward nature of the Funds’ investments and accounting requirements and the fact that transfer agency and accounting functions are performed by an unaffiliated third party and audited by an independent accounting firm, would not negatively impact the audit committee’s ability to fulfill its requirements without the presence of a ‘financial expert.”

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

The Company has adopted internal control and disclosure procedures reasonably designed to ensure that material information relating to the Company’s financial reports, including its consolidated subsidiaries, is made known to the Company’s President, Treasurer, and officers performing similar functions, particularly during the time the reports are being made, and that such information is created, accumulated, compiled and presented accurately, honestly, and completely.

The President and Treasurer have evaluated the procedures within ninety days of this report and found them to be adequate to provide reasonable assurance that the financial statements are accurate, honest and complete.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date November 10, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date November 10, 2003

* Print the name and title of each signing officer under his or her signature.